September 25, 1996

Dear Shareholder:

    This October the DEVCAP Shared Return Fund will celebrate its one year anniversary. Thanks to globally responsible investors like you, the Fund has enjoyed great success in its first year. We have accumulated over $1 Million in assets (as of the time of this writing) and have greatly increased the public's awareness of the need for microenterprise lending. Most importantly, our success will allow us to channel much needed funds to struggling enterpreneurs throughout the world to start and operate their own businesses.

    As you enjoy a competitive financial return on your investment in the DEVCAP Shared Return Fund, you also have the peace of mind of knowing that your investment will make a difference in the world. Your return is not only financial, it is also the satisfaction of knowing that your dollars are bringing hope to people that are working hard to improve their lives. DEVCAP's member organizations work in a total of 54 countries in developing regions, and serve over 173,000 microenterprise clients. Your contributions will allow DEVCAP's microenterprise programs to provide participants from every continent the opportunity to earn the additional income they need to improve the quality of life for their family and their community. The profits the microentrepreneurs make through their businesses do more than help individual families; they contribute to the improvement of the entire community by producing higher levels of health and nutrition, bettering education, and helping to heal the wounds of years of war and internal strife.

    Given the grassroots nature of DEVCAP's work, we rely heavily on current DEVCAP supporters to help us to spread the word about the Shared Return Fund and microenterprise development. Some of you have already asked us to speak to your faith-based and community groups. Others have sent us names of people who wanted to learn more about DEVCAP. Please help us to continue to grow and serve the poor. If you can think of any friends or family members who may have an interest in the fund, please take a minute to provide us with their names and addresses on the enclosed business reply cards.

    If you have any questions or comments about your investment in the DEVCAP Shared Return Fund, please do not hesitate to call us at (800) 371-2655. We are pleased to have you as a shareholder and value your opinions. Thank you once again for your investment in the DEVCAP Shared Return Fund.

                     Sincerely yours,

                     Gil Crawford

                     Chairman of the Board of Trustees

This material must be accompanied or preceded by the Fund's prospectus. Shares of the fund are distributed by Signature Broker- Dealer Services, Inc.

                    COMPARISON OF $10,000 INVESTMENT IN THE
                  DEVCAP SHARED RETURN FUND(1) AND S&P 500(2)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       DEVCAP       S&P
Jun-91                                                    10000      10000
Jul-91                                                 9983.318   9986.594
Oct-91                                                 10038.51    10186.2
Jan-92                                                 10655.22    10690.4
Apr-92                                                  10628.6   10929.87
Jul-92                                                 11105.32   11261.64
Oct-92                                                 11328.18   11199.57
Jan-93                                                 12070.76   11819.83
Apr-93                                                 11789.33   11937.81
Jul-93                                                 12096.49   12242.64
Oct-93                                                 12680.16   12869.34
Jan-94                                                 12930.11   13338.96
Apr-94                                                 12209.36   12571.58
Jul-94                                                 12327.91   12873.42
Oct-94                                                 12743.54   13365.86
Jan-95                                                 12825.92   13409.22
Apr-95                                                 13927.59   14763.71
Jul-95                                                 15283.56   16229.59
Oct-95                                                 15878.02   16895.76
Jan-96                                                 17115.48   18587.47
Apr-96                                                 17645.82      19220
Jul-96                                                  17211.9   18916.16
Average Annual
Total Return
1 Year ended
7/31/96                                                   12.6%
5 Years ended
7/31/96                                                   11.6%
Inception (6/3/91)
to 7/31/96                                                11.5%
Past performance is not predictive of future
performance.

(1) The DEVCAP Shared Return Fund performance prior to October 19, 1995 (commencement of investment operations) is the investment return of the Domini Social Index Portfolio adjusted for the expenses of the Fund.

(2) The performance information in this chart represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    The Fund began investing in the stocks comprising the Domini Social Index on June 3, 1991.

DEVCAP SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1996
--------------------------------------------------------------------------------

 ASSETS:
     Investment in Domini Social Index Portfolio...................  $  642,641
     Deferred organization expenses................................      46,892
     Receivable from affiliate.....................................       8,727
                                                                     ----------
         Total assets..............................................     698,260
 LIABILITIES:
     Accrued organization expense..................................      55,643
                                                                     ----------
 NET ASSETS........................................................  $  642,617
                                                                     ----------
                                                                     ----------
 NET ASSETS CONSIST OF:

     Paid-in capital...............................................     639,552
     Undistributed net investment income...........................      (1,353)
     Accumulated net realized gain on investment...................       2,050
     Net unrealized appreciation on investment.....................       2,368
                                                                     ----------
 NET ASSETS........................................................  $  642,617
                                                                     ----------
                                                                     ----------
 SHARES OUTSTANDING................................................      60,002
                                                                     ----------
                                                                     ----------
 NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE
   ($642,617  DIVIDED BY 60,002 shares)............................  $    10.71
                                                                     ----------
                                                                     ----------

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 19, 1995 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO JULY 31, 1996
--------------------------------------------------------------------------------

 INVESTMENT INCOME FROM DOMINI SOCIAL INDEX PORTFOLIO:
 Investment income from Portfolio.................................  $4,936
 Expenses from Portfolio..........................................   1,263
                                                                    ------
     Net income from Portfolio....................................   3,673
 EXPENSES:
     Transfer agent fee.................................  $ 18,589
     Professional fees..................................    15,418
     Insurance..........................................     8,000
     Servicing and fund accounting agent fee............     7,500
     Registration fees..................................     4,782
     Trustee fees and expenses..........................     1,614
     Administration fees................................       375
     Amortization of organization expenses..............     8,750
                                                          --------
         Total expenses.................................    65,028
         Less reimbursement and waiver of expenses......   (60,002)
                                                          --------
         Net expenses.............................................   5,026
                                                                    ------
 NET INVESTMENT LOSS..............................................  (1,353)
                                                                    ------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENT:
 Net realized gain from Portfolio.................................   2,050
 Net change in unrealized appreciation from Portfolio.............   2,368
                                                                    ------
 NET REALIZED AND UNREALIZED GAIN FROM DOMINI SOCIAL INDEX
   PORTFOLIO......................................................   4,418
                                                                    ------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $3,065
                                                                    ------
                                                                    ------

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 19, 1995 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO JULY 31, 1996
--------------------------------------------------------------------------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
     Net investment loss..............................  $ (1,353)
     Net realized gain from Portfolio.................     2,050
     Net change in unrealized appreciation from
      Portfolio.......................................     2,368
                                                        --------
         Net increase in net assets from operations...     3,065
                                                        --------
 CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares.....................   641,519
     Payments for shares redeemed.....................    (1,967)
                                                        --------
         Net increase in net assets from capital share
          transactions................................   639,552
                                                        --------
 NET INCREASE IN NET ASSETS...........................   642,617
 NET ASSETS:
     Beginning of period..............................     --
                                                        --------
     End of period....................................  $642,617
                                                        --------
                                                        --------

 ---------------------------------------------------
 FINANCIAL HIGHLIGHTS:
  FOR THE PERIOD OCTOBER 19, 1995 (COMMENCEMENT OF
  INVESTMENT OPERATIONS) TO JULY 31, 1996
 For a share outstanding for the period:
 Net asset value, beginning of period....  $10.00
 Income from investment operations:
     Net investment loss.................  (0.02)
     Net realized and unrealized gain on
      investments........................   0.73
                                           ---------
     Total income from investment
      operations.........................   0.71
                                           ---------
 Net asset value, end of period..........  $10.71
                                           ---------
                                           ---------
 Total return............................   (7.1%)
 Ratios/Supplemental data:
     Net assets, end of period (000's
      omitted)...........................  $ 643
     Ratio of expenses to average net
      assets(1)..........................   2.50%(2)
     Ratio of net investment income to
      average net assets(1)..............  (0.54%)(2)

--------------------------------------------------------------------------------
(1) Includes the Fund's share of Domini Social Index Portfolio expenses and net of fee waivers and expense reimbursements. Had the fee waiver and expense reimbursements not been in effect the annualized ratios of expenses and of net investment income to average net assets would have been 26.3% and (24.4%), respectively.
(2) Annualized.

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD OCTOBER 19, 1995 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO JULY 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. DEVCAP Shared Return Fund (the "Fund") is a series of DEVCAP Trust and is registered as an open-end management investment company under the Investment Company Act of 1940.

    The Fund invests substantially all of its assets in the Domini Social Index Portfolio ( the "Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (0.635% at July 31, 1996). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund commenced operations upon effectiveness on Septrember 13, 1995, and commenced investment operations on October 19, 1995.

    The presentation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

    (A) VALUATION OF INVESTMENTS. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    (B) INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Fund earns income daily, net of Portfolio expenses, on its investment in the Portfolio. Dividends to shareholders are declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually.

    (C) FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    (D) DEFERRED ORGANIZATION EXPENSES. Organizational costs are being amortized on a straight-line basis over a five-year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of the initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organization expenses, DEVCAP has agreed to reimburse the Fund for such difference.

    (E) OTHER. All net investment income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio.

2.  TRANSACTIONS WITH AFFILIATES.

    (A) ADMINISTRATION. The Fund has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers. For its services under the Administrative Services Agreement, Signature receives from the Fund a fee accrued daily at an annual rate equal to 0.15% of the Fund's average daily net assets. The Portfolio has a similar agreement with Signature at a rate equal to 0.05% of the Portfolio's average daily net assets. For the period October 19, 1995 (commencement of investment operations) through July 31, 1996, Signature waived Fund expenses aggregating $375.

    (B) DISTRIBUTION. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. Signature acts as agent of the Fund and principal underwriter of shares of the Fund pursuant to the Plan. Under the Plan, the Fund may pay Signature a fee not to exceed 0.25% per annum of the Fund's average daily net assets in anticipation of, or in reimbursement for, expenses incurred in connection with the sale of shares of the Fund. Such expenses include payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.

    (C) REIMBURSEMENT OF EXPENSES. DEVCAP has agreed that it will reimburse the Fund through at least November 30, 1996 to the extent necessary to maintain the Fund's total operating expenses (which includes expenses of the Fund

DEVCAP SHARED RETURN FUND
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE PERIOD OCTOBER 19, 1995 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO JULY 31, 1996
--------------------------------------------------------------------------------
and Portfolio) at an annual rate of 2.5% of the Fund's average daily net assets. This limit does not cover extraordinary increases in these expenses during the period and no longer applies in the event of a precipitous decline in assets due to unforseen circumstances.

3. INVESTMENT TRANSACTIONS. Additions and reductions in the Fund's investment in the Portfolio aggregated $641,519 and $6,969 respectively.

                      [LOGO]

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees
DEVCAP Shared Return Fund:

We have audited the accompanying statement of assets and liabilities of the DEVCAP Shared Return Fund as of July 31, 1996, and the related statements of operations, changes in net assets and financial highlights for period from October 19, 1995 (commencement of investment operations) to July 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the DEVCAP Shared Return Fund at July 31, 1996, the results of its operations, changes in its net assets and financial highlights for the period from October 19, 1995 to July 31, 1996 in conformity with generally accepted accounting principles.

                                                         [LOGO]

Boston, Massachusetts
September 20, 1996

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JULY 31, 1996
--------------------------------------------------------------------------------

 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 COMMON STOCKS -- 99.2%
 APPAREL -- 1.1%
      Brown Group Inc..........      400  $      5,450
      Hartmarx Corp. (b).......      600         2,925
      Lands' End Inc...........    1,700        34,425
      Liz Claiborne, Inc.......    3,200       104,400
      Nike Inc. (Class B)......    6,000       617,250
      Oshkosh B'Gosh, Inc.
       (Class A)...............      300         4,725
      Phillips-Van Heusen
       Corp....................      600         6,450
      Reebok International
       Ltd.....................    3,200       112,000
      Russell Corp.............    1,600        53,600
      Stride Rite Corp.........    1,900        13,775
      Timberland Co. (b).......      550         9,900
      VF Corp..................    2,700       150,862
                                          ------------
                                             1,115,762
                                          ------------
 COMMERCIAL PRODUCTS & SERVICES -- 1.8%
      Autodesk Inc.............    2,100        48,431
      Banta Corp...............    1,250        27,188
      Cintas Corp..............    1,900        96,900
      Deluxe Corp..............    3,500       129,063
      Donnelley, (R.R.) &
       Sons....................    6,200       199,950
      Harland (J.H.) Co........    1,300        31,525
      HON Industries Inc.......    1,300        39,000
      Kelly Services (Class
       A)......................    1,775        49,700
      Miller, (Herman) Inc.....      800        25,650
      Moore Corp., Ltd.........    4,300        74,712
      National Education Corp.
       (b).....................    1,300        19,662
      National Service
       Industries, Inc.........    1,900        72,437
      New England Business
       Services Inc............      300         5,137
      Pitney Bowes Inc.........    6,400       310,400
      Standard Register Co.....    1,200        32,400
      Xerox Corp...............   13,400       675,025
                                          ------------
                                             1,837,180
                                          ------------
 CONSTRUCTION -- 0.3%
      Centex Corp..............    1,500        43,500
      Fleetwood Enterprises,
       Inc.....................    1,500        45,563
      Graco Inc................      950        17,931
      Kaufman & Broad Home
       Corp....................    1,700        20,188
      Rouse Co.................    1,900        47,500
      Sherwin-Williams Co......    3,600       162,900

 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 CONSTRUCTION -- CONTINUED
      TJ International Inc.....      400  $      6,400
                                          ------------
                                               343,982
                                          ------------
 CONSUMER PRODUCTS & SERVICES -- 0.1%
      Avery Dennison Corp......    2,200       113,850
      ISCO Inc.................      200         1,875
      Tennant Co...............      200         5,200
                                          ------------
                                               120,925
                                          ------------
 ENERGY -- 3.7%
      Amoco Corp...............   20,800     1,391,000
      Anadarko Petroleum
       Corp....................    2,600       132,925
      Apache Corp..............    3,800       107,825
      Atlantic Richfield Co....    6,700       777,200
      Consolidated Natural Gas
       Co......................    3,900       196,463
      ENERGEN Corp.............      300         6,788
      Enron Corp...............   10,800       425,250
      Helmerich & Payne Inc....      900        31,500
      Louisiana Land &
       Exploration Co..........    1,300        70,200
      Oryx Energy Co. (b)......    4,400        69,300
      Pennzoil Co..............    2,200       108,075
      Rowan Companies Inc.
       (b).....................    4,000        57,500
      Santa Fe Energy Resources
       Inc. (b)................    3,700        42,087
      Sun Co...................    3,400        87,975
      Williams Companies
       Inc.....................    4,500       206,437
                                          ------------
                                             3,710,525
                                          ------------
 FINANCIAL -- 12.8%
      Ahmanson (H.F.) & Co.....    4,600       116,150
      American Express Co......   19,900       870,625
      Banc One Corp............   18,595       643,852
      Bank of Boston...........    6,400       339,200
      BankAmerica Corp.........   15,300     1,220,175
      Bankers Trust (N.Y.)
       Corp....................    3,300       237,188
      Barnett Banks Inc........    4,100       251,638
      Beneficial Corp..........    2,100       113,400
      Block (H. & R.), Inc.....    4,600       120,175
      Cincinnati Financial
       Corp....................    2,195       122,371
      CoreStates Financial
       Corp....................    9,200       361,100
      Dime Bancorp Inc. (b)....    4,500        55,688
      Edwards (A.G.), Inc......    2,525        69,122
      Federal Home Loan
       Mortgage Corp...........    7,300       615,025

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1996
--------------------------------------------------------------------------------

 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 FINANCIAL -- CONTINUED
      Federal National Mortgage
       Association.............   45,900  $  1,457,325
      Fifth Third Bancorp......    4,300       222,525
      First Chicago Corp.......   13,506       519,981
      First Fed Financial Corp.
       (b).....................      200         3,500
      Golden West Financial
       Corp....................    2,400       133,200
      Great Western Financial
       Corp....................    5,400       128,250
      Household International
       Inc.....................    4,000       298,000
      MBNA Corp................    9,300       259,238
      Mellon Bank Corp.........    5,800       305,950
      Merrill Lynch & Co.,
       Inc.....................    7,200       434,700
      Morgan (J.P.) & Co.,
       Inc.....................    7,900       679,400
      Norwest Corp.............   15,500       550,250
      Piper Jaffray Inc........      600         7,125
      PNC Bank Corp............   14,400       419,400
      ReliaStar Financial
       Corp....................    1,500        62,812
      Schwab (Charles) Corp....    7,200       173,700
      Student Loan Marketing
       Association.............    2,500       182,500
      SunTrust Banks Inc.......    9,700       356,475
      Transamerica Corp........    2,800       193,550
      Value Line Inc...........      300         9,975
      Vermont Financial
       Services Corp...........      100         3,150
      Wachovia Corp............    6,900       305,325
      Wells Fargo & Co.........    3,950       919,856
      Wesco Financial Corp.....      300        49,350
                                          ------------
                                            12,811,246
                                          ------------
 FOODS & BEVERAGES -- 10.9%
      Ben & Jerry's (Class A)
       (b).....................      100         1,600
      CPC International Inc....    6,000       401,250
      Campbell Soup Co.........   10,400       705,900
      Coca-Cola Co.............  104,600     4,903,125
      Fleming Cos. Inc.........    1,300        19,663
      General Mills, Inc.......    6,700       363,475
      Heinz (H.J.) Co..........   15,300       506,813
      Hershey Foods Corp.......    3,300       270,600
      Kellogg Co...............    8,800       657,800
      Odwalla Inc. (b).........      300         5,175
      PepsiCo, Inc.............   65,600     2,074,600
      Quaker Oats Co...........    5,500       176,000
      Ralston Purina Group.....    4,600       288,650
 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 FOODS & BEVERAGES -- CONTINUED
      Smucker (J.M.) Co. (Class
       A)......................    1,100  $     19,525
      Super Valu Inc...........    3,100        86,412
      Sysco Corp...............    7,400       214,600
      TCBY Enterprises, Inc....      500         2,062
      Tootsie Roll Industries,
       Inc.....................    1,145        40,361
      Wrigley, (Wm.) Jr. Co....    4,900       252,962
                                          ------------
                                            10,990,573
                                          ------------
 HEALTH CARE -- 8.5%
      Acuson Corp. (b).........    1,100        14,575
      Allergan Inc.............    2,600       105,950
      Alza Corp. (b)...........    3,800        94,050
      Angelica Corp............      300         6,563
      Apogee Enterprises,
       Inc.....................      700        22,750
      Becton Dickinson & Co....    2,700       201,488
      Bergen Brunswig Corp.
       (Class A)...............    1,895        49,270
      Biomet Inc. (b)..........    5,300        81,488
      Community Psychiatric
       Centers (b).............    2,000        16,000
      Forest Laboratories, Inc.
       (b).....................    1,700        58,013
      Humana Inc. (b)..........    6,800       113,900
      Johnson & Johnson........   55,600     2,654,900
      Manor Care Inc...........    2,800        92,400
      Medtronic Inc............    9,700       459,537
      Merck & Co., Inc.........   51,000     3,276,750
      Mylan Laboratories
       Inc.....................    4,700        70,500
      Oxford Health Plans
       (b).....................    3,300       113,850
      Schering-Plough Corp.....   15,400       848,925
      St. Jude Medical Inc.
       (b).....................    3,300       110,962
      Stryker Corp.............    4,300       105,686
      Sunrise Medical Inc.
       (b).....................      600         9,225
      United American
       Healthcare (b)..........      200         2,050
                                          ------------
                                             8,508,832
                                          ------------
 HOUSEHOLD GOODS -- 6.0%
      Alberto Culver Co. (Class
       B)......................    1,200        51,750
      Avon Products, Inc.......    5,600       246,400
      Bassett Furniture
       Industries, Inc.........      300         6,600
      Church & Dwight Co.,
       Inc.....................      900        18,675
      Clorox Co................    2,100       190,838
      Colgate-Palmolive Co.....    6,200       486,700

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1996
--------------------------------------------------------------------------------

 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 HOUSEHOLD GOODS -- CONTINUED
      Handleman Co. (b)........      700  $      3,238
      Harman International
       Industries, Inc.........      830        37,246
      Hasbro Inc...............    3,500       125,563
      Huffy Corp...............      300         3,525
      Kimberly-Clark Corp......   11,832       899,232
      Leggett & Platt Inc......    3,600        93,600
      Mattel, Inc..............   11,585       286,729
      Maytag Co................    4,500        90,000
      Newell Co................    6,700       215,237
      Oneida, Ltd..............      200         3,100
      Procter & Gamble Co......   28,600     2,556,125
      Rubbermaid Inc...........    6,400       184,000
      Shaw Industries..........    5,300        72,875
      Snap-On Tools Corp.......    1,900        84,312
      Springs Industries Inc.
       (Class A)...............      800        36,500
      Stanhome, Inc............      600        15,750
      Stanley Works............    3,900       111,150
      Thomas Industries........      200         3,475
      Whirlpool Corp...........    3,200       157,600
                                          ------------
                                             5,980,220
                                          ------------
 INSURANCE -- 6.1%
      Aetna Inc................    6,570       381,885
      Alexander & Alexander
       Services Inc............    1,600        26,400
      American General Corp....    8,900       309,275
      American International
       Group, Inc..............   19,800     1,863,675
      Chubb Corp...............    7,100       296,425
      CIGNA Corp...............    3,200       340,800
      General Re Corp..........    3,300       484,275
      Hartford Steam Boiler....      800        34,900
      Jefferson-Pilot Corp.....    3,100       162,750
      Lincoln National Corp....    4,200       179,025
      Marsh & McLennan
       Companies, Inc..........    3,100       280,937
      Providian Corp...........    3,800       150,575
      SAFECO Corp..............    5,300       182,519
      St. Paul Companies.......    3,400       175,950
      Torchmark Corp...........    3,300       140,662
      Travelers Corp...........   19,764       835,008
      UNUM Corp................    3,000       183,000
      USF&G Corp...............    5,400        85,725
      USLIFE Corp..............    1,425        42,394
                                          ------------
                                             6,156,180
                                          ------------
 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 MANUFACTURING -- 2.1%
      Applied Materials, Inc.
       (b).....................    7,700  $    183,838
      Boston Scientific Corp.
       (b).....................    7,400       353,350
      Brady (W.H.) (Class A)...      700        15,225
      Briggs & Stratton
       Corp....................    1,200        45,150
      Case Corp................    3,000       132,750
      Cincinnati Milacron......    1,400        27,650
      Clarcor, Inc.............      300         5,888
      Deere & Co...............   11,100       396,825
      Dionex Corp. (b).........      400        13,900
      Fastenal Co..............    1,700        73,100
      Gerber Scientific........      800        11,800
      Goulds Pumps, Inc........    1,200        26,700
      Hunt Manufacturing Co....      400         5,250
      Illinois Tool Works
       Inc.....................    5,000       321,875
      James River Corp. of
       Virginia................    3,600        90,900
      Lawson Products, Inc.....      300         6,675
      Marquette Electronics
       (Class A) (b)...........    1,500        27,750
      Millipore Corp...........    1,700        58,012
      Nordson Corp.............      800        40,400
      Thermo Electron Corp.
       (b).....................    6,000       224,250
      Watts Industries Inc.
       (Class A)...............    1,100        17,737
      Wellman Inc..............    1,600        31,200
      Zurn Industries Inc......      400         8,150
                                          ------------
                                             2,118,375
                                          ------------
 MEDIA -- 3.9%
      BET Holdings Inc. (Class
       A) (b)..................      800        19,600
      Comcast Corp. (Class
       A)......................    9,600       135,600
      Disney (Walt) Co.........   28,400     1,579,750
      Dow Jones & Co. Inc......    4,100       160,413
      Edmark Corp. (b).........      500         8,125
      Frontier Corp............    6,700       188,438
      King World Productions
       Inc. (b)................    1,600        57,400
      Lee Enterprises, Inc.....    1,600        31,800
      McGraw-Hill Inc..........    4,100       159,900
      Media General Inc. (Class
       A)......................    1,300        37,212
      Meredith Corp............    1,200        48,750
      New York Times Co. (Class
       A)......................    4,300       125,237

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1996
--------------------------------------------------------------------------------

 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 MEDIA -- CONTINUED
      Scholastic Corp. (b).....      700  $     45,675
      Tele-Communications, Inc.
       (Class A) (b)...........    26,90       383,325
      Times Mirror Co. (Class
       A)......................    4,300       177,912
      Turner Broadcasting
       System Inc. (Class A)...    5,700       146,775
      US West Media Group (b)..   19,000       327,750
      Viacom Inc. (Class A)
       (b).....................    3,300       113,025
      Washington Post Co.
       (Class B)...............      450       140,175
                                          ------------
                                             3,886,862
                                          ------------
 MISCELLANEOUS -- 2.0%
      Alco Standard Corp.......    5,700       249,375
      Allwaste, Inc. (b).......    1,300         5,688
      American Greetings Corp.
       (Class A)...............    3,500        84,875
      Avnet, Inc...............    1,800        78,525
      Bemis Co., Inc...........    2,000        65,250
      CPI Corp.................      400         5,750
      Cross, (A.T.) Co. (Class
       A)......................      500         6,688
      DeVRY Inc. (b)...........    1,100        47,988
      Fedders Corp.............    1,300         7,475
      Fuller (H.B.) Co.........      500        17,375
      General Signal Corp......    2,200        86,075
      Harcourt General Inc.....    3,000       143,625
      Hillenbrand Industries
       Inc.....................    3,200       107,200
      Ionics Inc. (b)..........      800        33,400
      Jostens Inc..............    1,600        30,600
      KENETECH Corp. (b).......      900           253
      Marriott International
       Corp....................    5,300       272,287
      Omnicom Group, Inc.......    3,000       121,500
      Polaroid Corp............    1,800        76,050
      Sealed Air Corp. (b).....    1,600        55,600
      Service Corp.
       International...........    5,000       275,625
      Sonoco Products Co.......    4,005       118,147
      Toro Co..................      800        24,300
      Whitman Corp.............    4,600       102,925
                                          ------------
                                             2,016,576
                                          ------------
 RESOURCE DEVELOPMENT -- 2.5%
      Air Products & Chemicals,
       Inc.....................    4,800       256,200
      Aluminum Co. of America..    7,200       417,600
      ARCO Chemical Co.........    4,000       199,000
      Battle Mountain Gold
       Co......................   10,700        97,638
 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 RESOURCE DEVELOPMENT -- CONTINUED
      Betz Laboratories,
       Inc.....................    1,100  $     49,913
      Cabot Corp...............    3,300        82,913
      Calgon Carbon Corp.......    1,300        15,275
      Consolidated Papers
       Inc.....................    1,800        90,450
      Cyprus Amax Minerals
       Co......................    4,000        86,000
      Echo Bay Mines Ltd.......    5,400        55,350
      Inland Steel Industries
       Inc.....................    2,300        39,963
      Mead Corp................    2,100       114,975
      Morton International
       Inc.....................    6,100       219,600
      Nalco Chemical Co........    3,200        96,000
      Nucor Corp...............    3,600       168,750
      Praxair Inc..............    6,500       249,437
      Sigma-Aldrich Corp.......    2,000       105,000
      Westvaco Corp............    4,500       127,687
      Worthington Industries,
       Inc.....................    3,800        72,200
                                          ------------
                                             2,543,951
                                          ------------
 RETAIL -- 10.9%
      Albertson's, Inc.........   10,700       438,700
      American Stores Co.......    6,400       238,400
      Bob Evans Farms, Inc.....    1,900        26,600
      Charming Shoppes Inc.
       (b).....................    3,700        23,819
      Circuit City Stores
       Inc.....................    3,900       122,850
      Claire's Stores Inc......    1,600        45,800
      Dayton-Hudson Corp.......    9,300       281,325
      Dillard Department
       Stores..................    4,800       150,600
      Dollar General Corp......    3,308        85,582
      Egghead Inc. (b).........      300         2,775
      Gap, Inc.................   12,000       357,000
      Giant Food Inc. (Class
       A)......................    2,300        77,338
      Gibson Greetings Inc.
       (b).....................      500         6,000
      Great Atlantic & Pacific
       Tea Co., Inc............    1,700        46,963
      Hannaford Brothers Co....    2,000        63,000
      Hechinger Co. (Class
       A)......................      800         2,800
      Home Depot, Inc..........   20,033     1,011,667
      International Dairy
       Queen, Inc. (Class A)
       (b).....................    1,300        26,000
      K-Mart Corp. (b).........   20,600       206,000
      Kroger Co. (b)...........    5,400       203,850
      Lillian Vernon Corp......      200         2,450
      Limited, Inc.............   13,000       250,250
      Longs Drug Stores,
       Inc.....................      700        27,125
      Lowe's Companies, Inc....    7,200       234,900
      Luby's Cafeterias,
       Inc.....................    1,100        26,675
      May Department Stores
       Co......................   10,500       471,187

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1996
--------------------------------------------------------------------------------

 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 RETAIL -- CONTINUED
      McDonald's Corp..........   29,200  $  1,354,150
      Melville Corp............    4,500       176,062
      Mercantile Stores Co.,
       Inc.....................    1,600        78,400
      Morrison Restaurants
       Inc.....................        0             4
      Nordstrom Inc............    3,400       141,100
      Penney, (J.C.) Co.,
       Inc.....................    9,300       462,675
      Pep Boys.................    2,400        72,600
      Price/Costco Inc. (b)....    8,315       170,457
      Ruby Tuesday.............      500         9,875
      Ryan's Family Steakhouse,
       Inc. (b)................    2,400        18,300
      Sears Roebuck & Co.......   16,200       664,200
      Skyline Corp.............      400         9,700
      Specs Music Inc. (b).....      200           300
      Starbucks Corp. (b)......    3,400        88,400
      Tandy Corp...............    2,600       109,850
      TJX Companies Inc........    2,900        87,362
      Toys 'R' Us, Inc. (b)....   11,620       306,477
      Wal-Mart Stores, Inc.....   96,400     2,313,600
      Walgreen Co..............   10,000       317,500
      Whole Foods Market (b)...      800        25,100
      Woolworth (F.W.) Co.
       (b).....................    5,500       105,875
                                          ------------
                                            10,941,643
                                          ------------
 TECHNOLOGIES -- 14.8%
      Advanced Micro Devices,
       Inc. (b)................    5,300        64,263
      Amdahl Corp. (b).........    5,300        52,338
      American Power Conversion
       Corp. (b)...............    4,200        49,350
      Analog Devices, Inc.
       (b).....................    4,600        96,025
      Apple Computer, Inc.
       (b).....................    5,600       123,200
      Automatic Data
       Processing, Inc.........   12,100       479,463
      Baldor Electric Co.......    1,200        23,850
      Borland International,
       Inc. (b)................    1,300         9,750
      Cisco Systems, Inc.
       (b).....................   26,700     1,381,725
      Compaq Computer Corp.
       (b).....................   11,300       618,675
      Computer Assoc.
       International Inc.......   15,300       778,388
      Cooper Industries Inc....    4,400       173,250
      Digital Equipment Corp.
       (b).....................    6,200       219,325
      DSC Communications Corp.
       (b).....................    5,000       150,000
 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 TECHNOLOGIES -- CONTINUED
      Grainger, (W.W.) Inc.....    2,100  $    147,525
      Hewlett-Packard Co.......   42,900     1,887,600
      Hubbell Inc. (Class B)...    1,430        98,134
      Intel Corp...............   34,500     2,591,813
      International Business
       Machines Inc............   22,500     2,427,188
      MCI Communications
       Corp....................   28,700       706,737
      Micron Technology,
       Inc.....................    8,300       155,625
      Molex, Inc...............    4,500       132,750
      National Semiconductor
       Corp. (b)...............    5,700        80,512
      Novell Inc. (b)..........   14,300       152,831
      Perkin-Elmer Corp........    2,000       104,500
      Quarterdeck Corp. (b)....    1,100         7,150
      Raychem Corp.............    1,800       119,025
      Shared Medical Systems
       Corp....................    1,000        55,000
      Solectron Corp. (b)......    2,100        66,150
      Sprint Corp..............   18,400       673,900
      Stratus Computer Inc.
       (b).....................    1,100        20,212
      Sun Microsystems Inc.
       (b).....................    7,900       431,537
      Tandem Computers Inc.
       (b).....................    4,600        48,300
      Tektronix, Inc...........    1,400        53,550
      Tellabs, Inc. (b)........    3,800       227,050
      Thomas & Betts Corp......    1,700        62,050
      3Com Corp. (b)...........    6,900       271,688
      360 (Degrees)
       Communications (b)......        1            23
      Xilinx Inc. (b)..........    3,300       106,837
                                          ------------
                                            14,847,289
                                          ------------
 TRANSPORTATION -- 2.3%
      AMR Corp. (b)............    3,800       299,725
      Airborne Freight Corp....    1,200        25,650
      Alaska Air Group, Inc.
       (b).....................      600        14,400
      CSX Corp.................    8,900       429,425
      Conrail Inc..............    3,400       222,700
      Consolidated Freightways,
       Inc.....................    1,700        33,363
      Delta Air Lines, Inc.....    3,200       223,600
      Federal Express Corp.
       (b).....................    2,300       178,825
      GATX Corp................      900        40,500
      Norfolk Southern Corp....    5,300       428,637
      Roadway Services.........      750        10,969
      Ryder System, Inc........    3,700        98,512
      Southwest Airlines
       Inc.....................    6,000       148,500

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1996
--------------------------------------------------------------------------------

 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 TRANSPORTATION -- CONTINUED
      UAL Corp. (b)............    2,400  $    122,400
      Yellow Corp. (b).........    1,300        16,575
                                          ------------
                                             2,293,781
                                          ------------
 UTILITIES -- 8.8%
      AGL Resources Inc........    2,200        40,150
      American Water Works Co.,
       Inc.....................    3,600        71,550
      Ameritech Corp...........   23,100     1,282,050
      Bell Atlantic Corp.......   18,400     1,087,900
      BellSouth Corp...........   42,000     1,722,000
      Brooklyn Union Gas
       Company.................    2,300        57,500
      California Energy Co.,
       Inc. (b)................    2,500        65,625
      Citizens Utilities Co.
       (Class A)(b)............    8,431        92,745
      Connecticut Energy
       Corp....................      200         3,900
      Eastern Enterprises......      900        28,913
      El Paso Natural Gas
       Co......................    1,500        58,500
      Equitable Resources
       Inc.....................    1,300        32,988
      Idaho Power Co...........    1,600        47,800
      LG & E Energy Corp.......    3,000        67,125
      MCN Corp.................    3,200        75,200
      NICOR Inc................    2,100        59,587
      Noram Energy Corp........    5,800        63,075
      Northwestern Public
       Service Co..............      200         5,475
      NYNEX....................   18,100       812,237
      Oklahoma Gas & Electric
       Co......................    1,700        66,725
      ONEOK Inc................    1,200        31,650
      Pacific Enterprises......    3,400        99,875
      Pacific Telesis Group....   17,600       591,800
      Peoples Energy Corp......    1,300        40,462
      Potomac Electric Power
       Co......................    5,000       120,625
      Public Service Co. of
       Colorado................    2,900       102,587
      SBC Telecommunications...   25,500     1,246,312
      Southern New England
       Telecom.................    3,200       122,800
 DESCRIPTION                     SHARES      VALUE
 ------------------------------  -------  ------------
 UTILITIES -- CONTINUED
      Telephone & Data
       Systems.................    2,700  $    104,287
      US West Communications
       Group...................   19,700       598,387
      Washington Gas Light
       Co......................    2,000        41,750
                                          ------------
                                             8,841,580
                                          ------------
 VEHICLE COMPONENTS -- 0.6%
      Cooper Tire & Rubber
       Co......................    3,600        67,950
      Cummins Engine Inc.......    1,600        59,800
      Dana Corp................    4,400       122,650
      Federal-Mogul Corp.......    1,200        20,250
      Genuine Parts............    5,000       211,875
      Modine Manufacturing
       Co......................    1,600        42,000
      SPX Corp.................      400         9,950
      Smith, (A.O.)............    1,200        26,700
      Spartan Motors Inc.
       (b).....................      300         1,987
                                          ------------
                                               563,162
                                          ------------
         Total Common Stocks (Cost,
          $83,008,100)..................    99,628,644
                                          ------------
 PREFERRED STOCK -- 0.0%
      Aetna Inc. 6.25%
       convertible.............        1            56
                                          ------------
         Total Preferred Stock (Cost,
          $65)..........................            56
                                          ------------
     TOTAL INVESTMENTS -- 99.2%
      (COST, $83,008,165) (A)...........    99,628,700
     OTHER ASSETS, LESS LIABILITIES --
      0.8%..............................       771,858
                                          ------------
     NET ASSETS -- 100.0%...............  $100,400,558
                                          ------------
                                          ------------

------------
(a)The aggregate cost for federal income tax purposes is $83,008,165, the aggregate gross unrealized appreciation is $18,466,003, and the aggregate gross unrealized depreciation is $1,845,468, resulting in net unrealized appreciation of $16,620,535.

(b)Non-income producing security.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1996
--------------------------------------------------------------------------------

 ASSETS:
     Investments at value (Cost $83,008,165).......................  $ 99,628,700
     Cash..........................................................     1,313,323
     Dividends receivable..........................................       175,702
                                                                     ------------
         Total assets..............................................   101,117,725
                                                                     ------------
 LIABILITIES:
     Payable for securities purchased..............................       675,937
     Expense payment fee payable...................................        41,230
                                                                     ------------
         Total liabilities.........................................       717,167
                                                                     ------------
 NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS..........  $100,400,558
                                                                     ------------
                                                                     ------------
 NET ASSETS CONSIST OF:
     Paid in capital...............................................  $100,400,558
                                                                     ------------
                                                                     ------------

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1996
--------------------------------------------------------------------------------

 INVESTMENT INCOME:
     Dividends (net of foreign withholding tax of $268)..............  $1,514,033
 EXPENSES:
     Expense payment fee................................  $   372,596
     Amortization of organization expenses..............        8,657
                                                          -----------
         Total expenses.................................                  381,253
                                                                       ----------
 NET INVESTMENT INCOME...............................................   1,132,780
 NET REALIZED GAIN ON INVESTMENTS
     Proceeds from sales................................    3,459,916
     Cost of securities sold............................    2,762,579
                                                          -----------
         Net realized gain on investments............................     697,337
 NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS
     Beginning of year..................................    9,759,028
     End of year........................................   16,620,535
                                                          -----------
         Net change in unrealized appreciation.......................   6,861,507
                                                                       ----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $8,691,624
                                                                       ----------
                                                                       ----------

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         YEAR ENDED   YEAR ENDED
                                                          JULY 31,     JULY 31,
                                                            1996         1995
                                                        ------------  -----------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
     Net investment income............................  $  1,132,780  $   734,456
     Net realized gain on investments.................       697,337      405,427
     Net change in unrealized appreciation of
      investments.....................................     6,861,507    8,729,434
                                                        ------------  -----------
         Net Increase in Net Assets Resulting from
          Operations..................................     8,691,624    9,869,317
                                                        ------------  -----------
 TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
     Additions........................................    52,533,365   14,888,452
     Reductions.......................................   (14,827,219)  (2,076,641)
                                                        ------------  -----------
         Net Increase in Net Assets from Transactions
          in Investors' Beneficial Interests..........    37,706,146   12,811,811
                                                        ------------  -----------
             Total Increase in Net Assets.............    46,397,770   22,681,128
 NET ASSETS:
     Beginning of year................................    54,002,788   31,321,660
                                                        ------------  -----------
     End of year......................................  $100,400,558  $54,002,788
                                                        ------------  -----------
                                                        ------------  -----------

 -------------------------------------------------------------------------------------------

                                                                             YEAR ENDED
                                           ------------------------------------------------------------------------------
                                           JULY 31, 1996    JULY 31, 1995   JULY 31, 1994   JULY 31, 1993   JULY 31, 1992
                                           --------------   -------------   -------------   -------------   -------------
 FINANCIAL HIGHLIGHTS:
     Net investment income to average net
      assets.............................      1.48%(1)        1.85%(2)        2.13%(2)         1.88%           1.99%
     Expenses to average net assets......      0.50%(1)        0.43%(2)        0.29%(2)         0.29%           0.29%
     Portfolio turnover rate.............         5%              6%              8%               4%              3%
     Average commission rate paid per
      share..............................     $0.0496            --              --               --              --

--------------------------------------------------------------------------------
(1) Had the Expense Payment Agreement not been in place, the ratios of net investment income and expenses for the year ended July 31,1996 would have been 1.14% and 0.85% respectively.
(2) Reflects a voluntary waiver of fees by the Administrator and Adviser due to the limitations set forth in the Expense Reimbursement Agreement. Had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets for the years ended July 31, 1995 and 1994 would have been 1.75% and 0.53% and 2.00% and 0.42%
    respectively.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Domini Social Index Portfolio (the "Index Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Index Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Index Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Portfolio. The Index Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Portfolio's significant accounting policies.

    (A) VALUATION OF INVESTMENTS: The Index Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.

    (B)  DIVIDEND INCOME:  Dividend income is recorded on the ex-dividend date.

    (C) FEDERAL TAXES: The Index Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is deemed necessary.

    (D) DEFERRED ORGANIZATION EXPENSE: Expenses incurred by the Index Portfolio in connection with its organization are being amortized by the Index Portfolio on a straight-line basis over a five-year period.

    (E) OTHER: Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2.  TRANSACTIONS WITH AFFILIATES.

    (A) INVESTMENT ADVISORY FEES: The Index Portfolio has retained KLD as the Investment Adviser of the Index Portfolio. The services provided by KLD consist of the determination of the stocks to be included in the Index and evaluating, in accordance with KLD's criteria, debt securities which may be purchased by the Index Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.05% of the Index Portfolio's average daily net assets.

    (B) INVESTMENT MANAGEMENT FEES: The Index Portfolio has retained Mellon Equity Associates ("MEA") as the Investment Manager of the Index Portfolio. MEA does not determine the composition of the Index. Under the Management Agreement, the Index Portfolio pays MEA an investment management fee equal on an annual basis to the following percentages of the Index Portfolio's average daily net assets for its then-current fiscal year: 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million.

    (C) ADMINISTRATION FEES: The Index Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator of the Index Portfolio. Certain officers of Signature serve as officers and trustee to the Index Portfolio. Under the Administrative Services Agreement, Signature provides management and administrative services necessary for the operations of the Index Portfolio, furnishes office space and facilities required for conducting the business of the Index Portfolio and pays the compensation of the Index Portfolio's officers and Trustee affiliated with Signature. For these services, Signature receives from the Index Portfolio a fee accrued daily at an annual rate equal to 0.05% of the Index Portfolio's average daily net assets.

    (D) EXPENSE PAYMENT FEES: The Administrator has agreed to pay all of the operating expenses of the Index Portfolio, including advisory, management and administration fees, subject to an Expense Payment Arrangement. Under this arrangement, the Administrator receives expense payment fees from the Index Portfolio at an annual rate equal to 0.50% of the average daily net assets of the Index Portfolio. The Expense Payment Arrangement will terminate on December 31, 1999. For the year ended July 31, 1996, the Administrator incurred approximately $264,025 in expenses on behalf of the Index Portfolio.

3. INVESTMENT TRANSACTIONS. Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $41,791,647 and $3,387,873, respectively.

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                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Domini Social Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Domini Social Index Portfolio as of July 31, 1996, and the related statement of operations for the year then ended, statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned by the Portfolio as of July 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Domini Social Index Portfolio at July 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended in conformity with generally accepted accounting principles.

Boston, Massachusetts
August 23, 1996

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